THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED SEPTEMBER 30, 2005.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:   1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           February 13, 2006
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     5
                                                   ----------
Form 13F Information Table Value Total:           $   118,694
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                       Form 13F Information Table
                                       Satellite Asset Management, L.P.
                                       For Quarter Ended September 30, 2005






                                                              Market    Share/                                 Vtng    Vtng     Vtng
                                                               Value     Prn       SH/  Put/ Invstmnt  Other   Authr   Authr   Authr
Name of Issuer                  Title of Class       Cusip    x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd     None
-------------------             --------------     ---------  ------- ----------  ----  ---  -------   -----  -------  -----  ------
AT &T CORP                      COM NEW            001957505  $31,031   1,567,200  SH          SOLE          1,567,200
MBNA CORP                       COM                55262L100  $31,996   1,298,540  SH          SOLE          1,298,540
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT     139733109  $20,361     550,000  SH          SOLE            550,000
IVAX CORP                       COM                465823102  $20,470     509,718  SH          SOLE            509,718
SIEBEL SYS INC                  COM                826170102  $14,836     200,000  SH          SOLE            200,000


REPORT SUMMARY: 5 DATA RECORD(S)                    Total     $118,694